Annual Total Returns [BarChart] - AMG Yacktman Focused Fund - Security Selection Only - Class N	Apr. 24, 2021
Bar Chart Table:
Annual Return 2018	2.17%
Annual Return 2019	21.40%
Annual Return 2020	18.32%